Compensation and benefits	12 Months Ended
Dec. 31, 2011
Compensation and benefits

in	2011		2010	2009

Compensation and benefits (CHF million)

Salaries and variable compensation	11,474		12,481	13,412

Social security	865		928	1,015

Other [1]	874		1,190	586

Compensation and benefits	13,213	[2]	14,599	15,013

1 Includes pension and other post-retirement expense of CHF 610 million, CHF 483 million, CHF 347 million in 2011, 2010 and 2009, respectively, and the UK levy on variable compensation of CHF 404 million in 2010. 2 Includes severance and other compensation expense relating to headcount reductions of CHF 715 million.

Bank
Compensation and benefits

in	2011		2010	2009

Compensation and benefits (CHF million)

Salaries and deferred and variable compensation expense	10,839		11,885	12,857

Social security	819		884	973

Other [1]	1,125		1,603	876

Compensation and benefits	12,783	[2]	14,372	14,706

1 Includes pension and other post-retirement expense of CHF 869 million, CHF 905 million and CHF 641 million, in 2011, 2010 and 2009, respectively, and the UK levy on variable compensation of CHF 404 million in 2010. 2 Includes severance and other compensation expense relating to headcount reductions of CHF 539 million.